Relationships with Related Parties - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Compensation awarded to corporate officers and executive committee	€ 16,004	€ 17,478	€ 15,353
Commercial deployment expense	€ 560	€ 49	€ 45